Label	Element	Value
(Liquid Assets Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong> Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Liquid Assets Prime Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	<strong> Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) </strong>
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong> Example </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	<strong> If You SOLD Your Shares </strong>
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	<strong> If You HELD Your Shares </strong>
Strategy [Heading]	rr_StrategyHeading	<strong> Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
Under normal circumstances, the Fund intends to maintain a maximum weighted average maturity of 60 days and a maximum weighted average life of 120 days.
The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
The Fund operates as a "retail money market fund," as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). A "retail money market fund" is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a "retail money market fund," the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to maintain a stable net asset value per share ("NAV") of $1.00. Like other retail money market funds, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	<strong> Principal Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions.
  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates.
  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.
  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong> Performance Information </strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(Liquid Assets Prime Portfolio) | Wealth Class
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.23%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	85
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	24
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 85
(Liquid Assets Prime Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.23%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	85
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	24
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 85
(Liquid Assets Prime Portfolio) | Class A
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	49
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 165

[1]	Other Expenses have been estimated for the current fiscal year.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.23% for Wealth Class, 0.23% for Advisory Class and 0.48% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.